Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022 USD ($) Segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Accounting Policies [Line Items]
Amortization expense	$ 215,000,000	$ 214,000,000	$ 215,000,000
Depreciation expense	$ 2,448,000	1,452,000	606,000
Number of Reportable Segments | Segment	1
Finite lived intangible asset Two year	$ 208,000
Finite lived intangible asset Three year	5,000
Defined Contribution Plan, Cost	$ 267,000	$ 169,000	$ 139,000